S000057567 [Member] Annual Fund Operating Expenses - iShares Russell 2500 ETF - iShares Russell 2500 ETF	Mar. 31, 2026 [1]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.08%
Expenses (as a percentage of Assets)	0.23%
Fee Waiver or Reimbursement	(0.08%)
Net Expenses (as a percentage of Assets)	0.15%

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.